Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before income tax	$ 35,768,798	$ 1,273,817	$ 23,279,811	$ 31,937,678
Adjustments for:
Depreciation expense	47,525,688	1,692,510	46,890,235	40,286,453
Amortization expense	3,733,377	132,955	3,576,606	2,402,450
Net loss (gain) on fair value change of financial assets and liabilities at fair value through profit or loss	71,848	2,559	(1,646,822)	(1,989,490)
Finance costs	3,459,511	123,202	4,203,395	3,568,241
Interest income	(520,783)	(18,546)	(549,681)	(466,211)
Dividend income	(150,715)	(5,367)	(185,061)	(190,397)
Share based compensations	955,575	34,030	871,699	215,648
Share of loss (profit) of associates and joint ventures	(547,612)	(19,502)	(182,275)	480,244
Loss (gain) on disposal of property, plant and equipment	(460,868)	(16,413)	164,467	56,902
Gain on disposal of investments accounted for using the equity method	(91,297)	(3,251)
Impairment loss recognized on financial assets			400,201	675,624
Reversal of impairment loss recognized on financial assets	(56,950)	(2,028)	(35,727)
Impairment loss recognized on non- financial assets	2,486,066	88,535	653,140	1,113,998
Gain on disposal of subsidiaries	(802,753)	(28,588)
Reversal of impairment loss recognized on non-financial assets				(100,000)
Gain on remeasurement of investments accounted for using the equity method			(319,712)	(7,421,408)
Net loss (gain) on foreign currency exchange	(2,543,821)	(90,592)	(1,498,107)	1,360,380
Others	(295,859)	(10,536)	8,687	1,142,735
Changes in operating assets and liabilities
Financial assets mandatorily at fair value through profit or loss	2,188,285	77,930	6,102,421	345,540
Contract assets	1,113,950	39,671	(1,408,816)	(508,166)
Trade receivables	(9,396,304)	(334,626)	995,839	(9,313,539)
Other receivables	(773,411)	(27,543)	(10,755)	443,517
Inventories	(13,559,192)	(482,877)	1,407,099	(9,249,714)
Other current assets	366,237	13,043	(1,206,456)	(385,172)
Other operating activities assets	(14,396)	(513)
Financial liabilities held for trading	(2,763,864)	(98,428)	(1,053,535)	(2,039,771)
Trade payables	14,032,779	499,743	(1,024,250)	6,989,198
Other payables	3,601,102	128,244	1,515,776	1,016,338
Other current liabilities	23,520	838	655,694	228,190
Other operating activities liabilities	(301,838)	(10,749)	267,965	(281,736)
Cash generated from operations	83,047,073	2,957,518	81,871,838	60,317,532
Interest received	479,900	17,090	549,846	523,679
Dividend received	512,287	18,244	518,115	297,882
Interest paid	(3,442,545)	(122,598)	(4,015,673)	(3,239,159)
Income tax paid	(5,536,077)	(197,154)	(6,620,876)	(6,825,243)
Net cash generated from operating activities	75,060,638	2,673,100	72,303,250	51,074,691
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of financial assets at fair value through other comprehensive income	(259,168)	(9,230)	(409,985)	(105,000)
Proceeds from sale of financial assets at fair value through other comprehensive income	20,686	737		94,217
Return of capital from financial assets at fair value through other comprehensive income	84,186	2,998	12,664	116,278
Purchase of financial assets at fair value through profit or loss			(26,852)
Acquisition of associates and joint ventures	(186,071)	(6,626)	(2,107,844)	(451,563)
Proceeds from disposal of investments accounted using the equity method	2,271,618	80,898
Net cash outflow on acquisition of subsidiaries	(8,745,638)	(311,454)	(81,646)	(95,241,855)
Proceeds from disposal of subsidiaries	3,717,039	132,373
Return of capital by investee accounted for using the equity method	125,005	4,452		262,941
Payments for property, plant and equipment	(62,077,446)	(2,210,735)	(56,810,153)	(41,386,443)
Proceeds from disposal of property, plant and equipment	4,449,113	158,444	448,939	1,127,644
Payments for intangible assets	(982,655)	(34,995)	(1,411,068)	(577,765)
Proceeds from disposal of intangible assets	8,353	297	6,929
Payments for right-of-use assets	(118,354)	(4,215)	(288,052)
Payments for investment properties	(6,352)	(226)	(2,532)	(125,764)
Proceeds from disposal of investment properties			5
Increase in other financial assets	(822,959)	(29,308)	(2,275,354)	(10,977,004)
Decrease in other financial assets	1,083,934	38,602	8,561,929	17,185,531
Increase in other non-current assets	(1,338,269)	(47,659)	(216,158)	(2,081,459)
Decrease in other non-current assets	1,244,650	44,325	20,032	110,687
Increase in financial liabilities for hedging				2,507,233
Proceeds from disposal of right-of-use assets	585,902	20,865
Other investing activities items	123	4	89
Net cash used in investing activities	(60,946,303)	(2,170,453)	(54,579,057)	(129,542,322)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short-term borrowings				22,327,813
Repayment of short-term borrowings	(1,502,323)	(53,502)	(4,683,142)
Proceeds from bonds offering	19,967,149	711,081	19,279,033
Repayment of bonds payable	(250,000)	(8,903)		(6,185,600)
Proceeds from long-term borrowings	180,020,420	6,410,984	165,757,252	199,743,582
Repayment of long-term borrowings	(206,520,559)	(7,354,721)	(164,612,521)	(114,232,623)
Repayment of the principle portion of lease liabilities	(844,357)	(30,070)	(636,556)
Dividends paid	(8,520,982)	(303,454)	(10,623,030)	(10,613,626)
Proceeds from exercise of employee share options	1,934,530	68,894	1,149,227	1,269,680
Payments for buy-back of ordinary shares				(71,302)
Proceeds from disposal of interests in subsidiaries				2,807,568
Decrease in non-controlling interests	(6,291,089)	(224,042)	(12,117,251)	(11,820,227)
Other financing activities items	11,867	423	(11,820)	(113,859)
Net cash generated from (used in) financing activities	(21,995,344)	(783,310)	(6,498,808)	83,111,406
EFFECTS OF EXCHANGE RATE CHANGES ON THE BALANCE OF CASH AND CASH EQUIVALENTS HELD IN FOREIGN CURRENCY	(711,795)	(25,349)	(2,612,946)	796,595
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(8,592,804)	(306,012)	8,612,439	5,440,370
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	60,130,875	2,141,413	51,518,436	46,078,066
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR	$ 51,538,071	$ 1,835,401	$ 60,130,875	$ 51,518,436